Award Timing Disclosure	12 Months Ended
Dec. 27, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We did not grant any awards of stock options, stock appreciation rights or similar option-like awards during fiscal 2024. In February 2024, we granted long-term equity awards in the form of restricted units (“RSUs”) and performance units (“PSUs”) to our executive officers and non-employee directors, each to vest over the course of three years. In light of our recent grant practices and because of the expectation that the awards granted in fiscal 2024 would be the only awards granted in a three-year period, we have not established any policies or practices on the timing of granting of stock options, stock appreciation rights or similar option-like awards in relation to the disclosure of material nonpublic information by us. We do not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.

Award Timing Method	We did not grant any awards of stock options, stock appreciation rights or similar option-like awards during fiscal 2024. In February 2024, we granted long-term equity awards in the form of restricted units (“RSUs”) and performance units (“PSUs”) to our executive officers and non-employee directors, each to vest over the course of three years. In light of our recent grant practices and because of the expectation that the awards granted in fiscal 2024 would be the only awards granted in a three-year period
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false